Related parties	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
The parties related to Grupo Santander are deemed to include, in addition to its subsidiaries, associates and joint ventures, Banco Santander’s key management personnel (the members of its board of directors and the executive vice presidents, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.
Following is a detail of the transactions performed by Grupo Santander with its related parties in the first six months of 2022 and 2021, distinguishing between significant shareholders, members of Banco Santander’s board of directors, Banco Santander’s executive vice presidents, Grupo Santander entities and other related parties. Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	EUR million
	30-06-2022
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	16	—	16
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	197	—	197
	—	—	213	—	213
Income
Finance income	—	—	71	—	71
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	683	1	684
	—	—	754	1	755

	EUR million
	30-06-2022
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	—	715	26	741
Financing agreements: loans and capital contributions (borrower)	—	9	362	40	411
Guarantees provided	—	—	—	—	—
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	(12)	(2)	(14)
Dividends and other distributed profit	—	1	—	9	10
Other transactions	—	—	(106)	—	(106)

	EUR million
	30-06-2022
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	13	9,156	410	9,579
Other collection rights	—	—	885	—	885
	—	13	10,041	410	10,464
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	28	3,692	238	3,958
Other payment obligations	—	—	264	—	264
	—	28	3,956	238	4,222

	EUR million
	30-06-2021
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	4	—	4
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	44	—	44
	—	—	48	—	48
Income
Finance income	—	—	44	1	45
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	613	—	613
	—	—	657	1	658

	EUR million
	30-06-2021
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	(1)	492	(32)	459
Financing agreements: loans and capital contributions (borrower)	—	3	(503)	81	(419)
Guarantees provided	—	—	—	—	—
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	(38)	6	(32)
Dividends and other distributed profit	—	1	—	5	6
Other transactions	—	—	(7)	—	(7)

	EUR million
	31-12-2021
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	14	8,585	384	8,983
Other collection rights	—	—	801	—	801
	—	14	9,386	384	9,784
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	19	3,331	197	3,547
Other payment obligations	—	—	74	—	74
	—	19	3,405	197	3,621